Derivative financial instruments (Notional Amounts of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 22,626,619	¥ 22,232,418
Interest rate and currency swap agreements | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	19,895,085	19,459,677
Foreign exchange forward and option contracts | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	2,731,534	2,772,741
Fair value hedging derivative financial instruments | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	12,643	40,837
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 12,643	¥ 40,837